Investment Objectives and Goals - Gabelli High Income ETF	Oct. 21, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Gabelli High Income ETF (the “High Income Fund” or the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks high total return, comprised primarily of current income and secondarily of capital appreciation.